Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Document Period End Date	Aug. 31, 2024
C000199365 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class A
Trading Symbol	JSJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund, formerly John Hancock Small Cap Growth Fund, (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class A/JSJAX)	$148	1.30%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class A/JSJAX) returned 27.81% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included easing inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally. The significant outperformance of growth stocks also had a positive impact on fund performance.
TOP PERFORMANCE CONTRIBUTORS
Industrials sector | The industrials sector was both the fund’s largest sector weighting and its top-performing sector.
Super Micro Computer, Inc. | The maker of computer servers and related products posted a strong return thanks to high demand for its AI-related servers.
FTAI Aviation Ltd. | The company, which leases and sells aircraft engines, benefited from a sharp increase in air travel, leading to stronger-than-expected earnings.
TOP PERFORMANCE DETRACTORS
Energy sector | This was the only sector in the portfolio to decline for the period, driven largely by lower energy prices.
Chart Industries, Inc. | The industrial gas equipment company fell short of earnings expectations in multiple quarters during the period.
Extreme Networks, Inc. | Weaker-than-expected earnings resulting from industry headwinds weighed on the stock of this network equipment and software company.
The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class A/JSJAX)	21.39%	7.09%	7.18%
Small Cap Dynamic Growth Fund (Class A/JSJAX)—excluding sales charge	27.81%	8.19%	7.73%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 472,435,101
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 3,653,905
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$472,435,101
Total number of portfolio holdings	58
Total advisory fees paid (net)	$3,653,905
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Sector Composition
Industrials	29.1%
Information technology	23.1%
Health care	16.9%
Financials	12.3%
Consumer discretionary	9.3%
Consumer staples	6.5%
Energy	2.2%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Material Fund Change [Text Block]
Material Fund Changes
Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Name [Text Block]	Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.

Material Fund Change Strategies [Text Block]
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.

Material Fund Change Adviser [Text Block]
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000199366 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class C
Trading Symbol	JSJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund, formerly John Hancock Small Cap Growth Fund, (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class C/JSJCX)	$233	2.05%

Expenses Paid, Amount	$ 233
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class C/JSJCX) returned 26.93% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included easing inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally. The significant outperformance of growth stocks also had a positive impact on fund performance.
TOP PERFORMANCE CONTRIBUTORS
Industrials sector | The industrials sector was both the fund’s largest sector weighting and its top-performing sector.
Super Micro Computer, Inc. | The maker of computer servers and related products posted a strong return thanks to high demand for its AI-related servers.
FTAI Aviation Ltd. | The company, which leases and sells aircraft engines, benefited from a sharp increase in air travel, leading to stronger-than-expected earnings.
TOP PERFORMANCE DETRACTORS
Energy sector | This was the only sector in the portfolio to decline for the period, driven largely by lower energy prices.
Chart Industries, Inc. | The industrial gas equipment company fell short of earnings expectations in multiple quarters during the period.
Extreme Networks, Inc. | Weaker-than-expected earnings resulting from industry headwinds weighed on the stock of this network equipment and software company.
The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class C/JSJCX)	25.93%	7.38%	7.21%
Small Cap Dynamic Growth Fund (Class C/JSJCX)—excluding sales charge	26.93%	7.38%	7.21%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 472,435,101
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 3,653,905
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$472,435,101
Total number of portfolio holdings	58
Total advisory fees paid (net)	$3,653,905
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Sector Composition
Industrials	29.1%
Information technology	23.1%
Health care	16.9%
Financials	12.3%
Consumer discretionary	9.3%
Consumer staples	6.5%
Energy	2.2%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Material Fund Change [Text Block]
Material Fund Changes
Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Name [Text Block]	Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.

Material Fund Change Strategies [Text Block]
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.

Material Fund Change Adviser [Text Block]
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000199363 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class I
Trading Symbol	JSJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund, formerly John Hancock Small Cap Growth Fund, (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class I/JSJIX)	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class I/JSJIX) returned 28.09% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included easing inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally. The significant outperformance of growth stocks also had a positive impact on fund performance.
TOP PERFORMANCE CONTRIBUTORS
Industrials sector | The industrials sector was both the fund’s largest sector weighting and its top-performing sector.
Super Micro Computer, Inc. | The maker of computer servers and related products posted a strong return thanks to high demand for its AI-related servers.
FTAI Aviation Ltd. | The company, which leases and sells aircraft engines, benefited from a sharp increase in air travel, leading to stronger-than-expected earnings.
TOP PERFORMANCE DETRACTORS
Energy sector | This was the only sector in the portfolio to decline for the period, driven largely by lower energy prices.
Chart Industries, Inc. | The industrial gas equipment company fell short of earnings expectations in multiple quarters during the period.
Extreme Networks, Inc. | Weaker-than-expected earnings resulting from industry headwinds weighed on the stock of this network equipment and software company.
The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class I/JSJIX)	28.09%	8.45%	7.89%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 472,435,101
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 3,653,905
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$472,435,101
Total number of portfolio holdings	58
Total advisory fees paid (net)	$3,653,905
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Sector Composition
Industrials	29.1%
Information technology	23.1%
Health care	16.9%
Financials	12.3%
Consumer discretionary	9.3%
Consumer staples	6.5%
Energy	2.2%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Material Fund Change [Text Block]
Material Fund Changes
Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Name [Text Block]	Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.

Material Fund Change Strategies [Text Block]
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.

Material Fund Change Adviser [Text Block]
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000009243 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund, formerly John Hancock Small Cap Growth Fund, (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class NAV)	$106	0.93%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class NAV) returned 28.25% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included easing inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally. The significant outperformance of growth stocks also had a positive impact on fund performance.
TOP PERFORMANCE CONTRIBUTORS
Industrials sector | The industrials sector was both the fund’s largest sector weighting and its top-performing sector.
Super Micro Computer, Inc. | The maker of computer servers and related products posted a strong return thanks to high demand for its AI-related servers.
FTAI Aviation Ltd. | The company, which leases and sells aircraft engines, benefited from a sharp increase in air travel, leading to stronger-than-expected earnings.
TOP PERFORMANCE DETRACTORS
Energy sector | This was the only sector in the portfolio to decline for the period, driven largely by lower energy prices.
Chart Industries, Inc. | The industrial gas equipment company fell short of earnings expectations in multiple quarters during the period.
Extreme Networks, Inc. | Weaker-than-expected earnings resulting from industry headwinds weighed on the stock of this network equipment and software company.
The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class NAV)	28.25%	8.58%	7.98%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 472,435,101
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 3,653,905
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$472,435,101
Total number of portfolio holdings	58
Total advisory fees paid (net)	$3,653,905
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Sector Composition
Industrials	29.1%
Information technology	23.1%
Health care	16.9%
Financials	12.3%
Consumer discretionary	9.3%
Consumer staples	6.5%
Energy	2.2%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Material Fund Change [Text Block]
Material Fund Changes
Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Name [Text Block]	Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.

Material Fund Change Strategies [Text Block]
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.

Material Fund Change Adviser [Text Block]
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000199364 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Dynamic Growth Fund
Class Name	Class R6
Trading Symbol	JSJFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Dynamic Growth Fund, formerly John Hancock Small Cap Growth Fund, (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	$107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Dynamic Growth Fund (Class R6/JSJFX) returned 28.27% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included easing inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally. The significant outperformance of growth stocks also had a positive impact on fund performance.
TOP PERFORMANCE CONTRIBUTORS
Industrials sector | The industrials sector was both the fund’s largest sector weighting and its top-performing sector.
Super Micro Computer, Inc. | The maker of computer servers and related products posted a strong return thanks to high demand for its AI-related servers.
FTAI Aviation Ltd. | The company, which leases and sells aircraft engines, benefited from a sharp increase in air travel, leading to stronger-than-expected earnings.
TOP PERFORMANCE DETRACTORS
Energy sector | This was the only sector in the portfolio to decline for the period, driven largely by lower energy prices.
Chart Industries, Inc. | The industrial gas equipment company fell short of earnings expectations in multiple quarters during the period.
Extreme Networks, Inc. | Weaker-than-expected earnings resulting from industry headwinds weighed on the stock of this network equipment and software company.
The views expressed in this report are exclusively those of the portfolio management team at Axiom Investors LLC, and are subject to change. They are not meant as investment advice. Effective November 29, 2023, Redwood Investments, LLC was replaced by Axiom Investors LLC as the fund’s subadvisor.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Dynamic Growth Fund (Class R6/JSJFX)	28.27%	8.59%	7.98%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Growth Index	17.67%	8.35%	8.21%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 472,435,101
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 3,653,905
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$472,435,101
Total number of portfolio holdings	58
Total advisory fees paid (net)	$3,653,905
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Sector Composition
Industrials	29.1%
Information technology	23.1%
Health care	16.9%
Financials	12.3%
Consumer discretionary	9.3%
Consumer staples	6.5%
Energy	2.2%
Short-term investments and other	0.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
FTAI Aviation, Ltd.	3.7%
The Ensign Group, Inc.	3.6%
Parsons Corp.	3.5%
Hamilton Lane, Inc., Class A	3.4%
Crane Company	3.3%
Q2 Holdings, Inc.	3.1%
AeroVironment, Inc.	3.0%
Casey's General Stores, Inc.	2.9%
Modine Manufacturing Company	2.9%
Federal Signal Corp.	2.9%

Material Fund Change [Text Block]
Material Fund Changes
Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Material Fund Change Name [Text Block]	Prior to November 29, 2023, John Hancock Small Cap Dynamic Growth Fund was known as John Hancock Small Cap Growth Fund.
Material Fund Change Expenses [Text Block]
In addition, at the same meeting, the Board approved a change in the fund’s management fee schedule effective November 29, 2023 whereby the annual rate is as follows: a) 0.850% of the first $450 million of the fund’s average daily net assets; b) 0.820% of the next $450 million of average daily net assets; and c) 0.790% of the excess over $900 million of average daily net assets. If average net assets exceed $900 million, the 0.790% rate applies retroactively to all average net assets. Prior to November 29, 2023, the annual rates were a) 0.880% of the first $300 million of average daily net assets; b) 0.850% of the next $300 million of average daily net assets; c) 0.830% of the next $300 million of average daily net assets; and d) 0.800% of the excess over $900 million of average daily net assets.

Material Fund Change Strategies [Text Block]
In conjunction with the above referenced actions, the fund’s Board approved changes to the fund’s name and investment strategies. The purpose of these changes was to align the fund with the investment approach of the new subadviser. Specifically, the strategies were revised to reflect the new subadvisor’s value driven approach to growth securities and the key drivers of positive change, sustainable growth and valuation. In addition, the new subadviser maintains a structured investment process designed to provide access to securities that may be dynamically growing faster than expectations in a risk controlled framework.

Material Fund Change Adviser [Text Block]
At a meeting held on September 26 -28, 2023, the Board of Trustees of the Trust (the Board) approved changes to the fund’s subadvisory arrangements such that Axiom Investors LLC (Axiom) replaced Redwood Investments, LLC (Redwood) as the fund's subadvisor effective November 29, 2023.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since 9-1-23. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.

Updated Prospectus Phone Number	800-225-5291
Updated Prospectus Web Address	jhinvestments.com/documents
C000008868 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class 1
Trading Symbol	JIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class 1/JIBCX)	$93	0.79%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class 1/JIBCX) returned 34.97% for the year ended August 31, 2024. Large-cap U.S. equities registered strong gains in the annual period, reflecting the favorable backdrop of positive economic growth, stable corporate earnings, and expectations for an accommodative policy shift by the U.S. Federal Reserve. Technology-related stocks performed particularly well due to excitement surrounding AI and investors’ broader preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector made the largest contribution to absolute returns. NVIDIA Corp., which is seen as being uniquely positioned to benefit from the growth of AI, was the leading performer. Holdings in Microsoft Corp. and Apple, Inc. further helped the fund capitalize on the rally in mega-cap technology stocks.
Communication services and consumer discretionary | The fund produced robust returns in both areas due to its positions in Meta Platforms, Inc., Alphabet, Inc., and Amazon.com, Inc.
Health care | This sector was another area of strength thanks to a position in Eli Lilly & Company, which rose on optimism about the total available market for its weight loss drugs.
TOP PERFORMANCE DETRACTORS
Energy | The fund’s one holding in the sector—Schlumberger NV—lost ground on concerns that major oil producers would continue to emphasize shareholder returns over capital investment.
Weakness in specific holdings | Outside of energy, key detractors included Tesla, Inc., BILL Holdings, Inc., and Dollar General Corp.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class 1/JIBCX)	34.97%	14.38%	14.12%
S&P 500 Index	27.14%	15.92%	12.98%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,293,100,149
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 27,062,757
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,293,100,149
Total number of portfolio holdings	81
Total advisory fees paid (net)	$27,062,757
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

Sector Composition
Information technology	44.3%
Communication services	15.2%
Consumer discretionary	14.1%
Health care	10.9%
Financials	10.0%
Industrials	1.8%
Consumer staples	1.3%
Materials	0.9%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

C000153947 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class A
Trading Symbol	JBGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class A/JBGAX)	$134	1.14%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class A/JBGAX) returned 34.51% (excluding sales charges) for the year ended August 31, 2024. Large-cap U.S. equities registered strong gains in the annual period, reflecting the favorable backdrop of positive economic growth, stable corporate earnings, and expectations for an accommodative policy shift by the U.S. Federal Reserve. Technology-related stocks performed particularly well due to excitement surrounding AI and investors’ broader preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector made the largest contribution to absolute returns. NVIDIA Corp., which is seen as being uniquely positioned to benefit from the growth of AI, was the leading performer. Holdings in Microsoft Corp. and Apple, Inc. further helped the fund capitalize on the rally in mega-cap technology stocks.
Communication services and consumer discretionary | The fund produced robust returns in both areas due to its positions in Meta Platforms, Inc., Alphabet, Inc., and Amazon.com, Inc.
Health care | This sector was another area of strength thanks to a position in Eli Lilly & Company, which rose on optimism about the total available market for its weight loss drugs.
TOP PERFORMANCE DETRACTORS
Energy | The fund’s one holding in the sector—Schlumberger NV—lost ground on concerns that major oil producers would continue to emphasize shareholder returns over capital investment.
Weakness in specific holdings | Outside of energy, key detractors included Tesla, Inc., BILL Holdings, Inc., and Dollar General Corp.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class A/JBGAX)	27.78%	12.82%	13.18%
Blue Chip Growth Fund (Class A/JBGAX)—excluding sales charge	34.51%	13.98%	13.76%
S&P 500 Index	27.14%	15.92%	12.98%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,293,100,149
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 27,062,757
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,293,100,149
Total number of portfolio holdings	81
Total advisory fees paid (net)	$27,062,757
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

Sector Composition
Information technology	44.3%
Communication services	15.2%
Consumer discretionary	14.1%
Health care	10.9%
Financials	10.0%
Industrials	1.8%
Consumer staples	1.3%
Materials	0.9%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

C000153948 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class C
Trading Symbol	JBGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class C/JBGCX)	$217	1.86%

Expenses Paid, Amount	$ 217
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class C/JBGCX) returned 33.58% (excluding sales charges) for the year ended August 31, 2024. Large-cap U.S. equities registered strong gains in the annual period, reflecting the favorable backdrop of positive economic growth, stable corporate earnings, and expectations for an accommodative policy shift by the U.S. Federal Reserve. Technology-related stocks performed particularly well due to excitement surrounding AI and investors’ broader preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector made the largest contribution to absolute returns. NVIDIA Corp., which is seen as being uniquely positioned to benefit from the growth of AI, was the leading performer. Holdings in Microsoft Corp. and Apple, Inc. further helped the fund capitalize on the rally in mega-cap technology stocks.
Communication services and consumer discretionary | The fund produced robust returns in both areas due to its positions in Meta Platforms, Inc., Alphabet, Inc., and Amazon.com, Inc.
Health care | This sector was another area of strength thanks to a position in Eli Lilly & Company, which rose on optimism about the total available market for its weight loss drugs.
TOP PERFORMANCE DETRACTORS
Energy | The fund’s one holding in the sector—Schlumberger NV—lost ground on concerns that major oil producers would continue to emphasize shareholder returns over capital investment.
Weakness in specific holdings | Outside of energy, key detractors included Tesla, Inc., BILL Holdings, Inc., and Dollar General Corp.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class C/JBGCX)	32.58%	13.17%	12.98%
Blue Chip Growth Fund (Class C/JBGCX)—excluding sales charge	33.58%	13.17%	12.98%
S&P 500 Index	27.14%	15.92%	12.98%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 4,293,100,149
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 27,062,757
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,293,100,149
Total number of portfolio holdings	81
Total advisory fees paid (net)	$27,062,757
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

Sector Composition
Information technology	44.3%
Communication services	15.2%
Consumer discretionary	14.1%
Health care	10.9%
Financials	10.0%
Industrials	1.8%
Consumer staples	1.3%
Materials	0.9%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

C000008867 [Member]
Shareholder Report [Line Items]
Fund Name	Blue Chip Growth Fund
Class Name	Class NAV
Trading Symbol	JHBCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Blue Chip Growth Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blue Chip Growth Fund (Class NAV/JHBCDX)	$87	0.74%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Blue Chip Growth Fund (Class NAV/JHBCDX) returned 35.07% for the year ended August 31, 2024. Large-cap U.S. equities registered strong gains in the annual period, reflecting the favorable backdrop of positive economic growth, stable corporate earnings, and expectations for an accommodative policy shift by the U.S. Federal Reserve. Technology-related stocks performed particularly well due to excitement surrounding AI and investors’ broader preference for faster-growing companies.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector made the largest contribution to absolute returns. NVIDIA Corp., which is seen as being uniquely positioned to benefit from the growth of AI, was the leading performer. Holdings in Microsoft Corp. and Apple, Inc. further helped the fund capitalize on the rally in mega-cap technology stocks.
Communication services and consumer discretionary | The fund produced robust returns in both areas due to its positions in Meta Platforms, Inc., Alphabet, Inc., and Amazon.com, Inc.
Health care | This sector was another area of strength thanks to a position in Eli Lilly & Company, which rose on optimism about the total available market for its weight loss drugs.
TOP PERFORMANCE DETRACTORS
Energy | The fund’s one holding in the sector—Schlumberger NV—lost ground on concerns that major oil producers would continue to emphasize shareholder returns over capital investment.
Weakness in specific holdings | Outside of energy, key detractors included Tesla, Inc., BILL Holdings, Inc., and Dollar General Corp.
The views expressed in this report are exclusively those of the portfolio management team at T. Rowe Price Associates, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Blue Chip Growth Fund (Class NAV/JHBCDX)	35.07%	14.44%	14.17%
S&P 500 Index	27.14%	15.92%	12.98%
Russell 1000 Growth Index	30.75%	19.08%	16.03%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,293,100,149
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 27,062,757
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$4,293,100,149
Total number of portfolio holdings	81
Total advisory fees paid (net)	$27,062,757
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

Sector Composition
Information technology	44.3%
Communication services	15.2%
Consumer discretionary	14.1%
Health care	10.9%
Financials	10.0%
Industrials	1.8%
Consumer staples	1.3%
Materials	0.9%
Utilities	0.7%
Energy	0.3%
Short-term investments and other	0.5%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	12.6%
NVIDIA Corp.	12.0%
Apple, Inc.	9.4%
Amazon.com, Inc.	7.8%
Alphabet, Inc., Class C	6.0%
Meta Platforms, Inc., Class A	4.9%
Eli Lilly & Company	3.9%
Visa, Inc., Class A	2.8%
Mastercard, Inc., Class A	2.4%
ServiceNow, Inc.	2.1%

C000135638 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class A
Trading Symbol	JSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class A/JSCAX)	$150	1.39%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Value Fund (Class A/JSCAX) returned 16.46% (excluding sales charges) for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials sector | The financials sector was both the fund’s largest sector weighting and its top-performing sector.
ACI Worldwide, Inc. | The payment software company rallied sharply during the period, exceeding earnings expectations for four consecutive quarters.
Kontoor Brands, Inc. | Strong revenue growth, expanding profit margins, and improving cash flow generation boosted the stock of this apparel company.
TOP PERFORMANCE DETRACTORS
Health care and communication services sectors | These were the only two sectors in the portfolio to decline for the period.
Integra LifeSciences Holdings Corp. | The medical devices company fell due to a product recall that led to disappointing earnings.
Visteon Corp. | Decreased vehicle production led to lowered revenue guidance, which weighed on the stock of this automotive electronic components manufacturer.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Fund (Class A/JSCAX)	10.65%	7.03%	6.01%
Small Cap Value Fund (Class A/JSCAX)—excluding sales charge	16.46%	8.13%	6.56%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Value Index	19.25%	10.38%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 572,409,104
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 4,873,601
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$572,409,104
Total number of portfolio holdings	83
Total advisory fees paid (net)	$4,873,601
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

Sector Composition
Financials	26.7%
Industrials	18.2%
Real estate	10.0%
Consumer discretionary	9.9%
Materials	7.9%
Information technology	7.8%
Energy	5.1%
Health care	4.8%
Utilities	3.4%
Consumer staples	2.6%
Communication services	1.0%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

C000135639 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class I
Trading Symbol	JSCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class I/JSCBX)	$118	1.09%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Value Fund (Class I/JSCBX) returned 16.80% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials sector | The financials sector was both the fund’s largest sector weighting and its top-performing sector.
ACI Worldwide, Inc. | The payment software company rallied sharply during the period, exceeding earnings expectations for four consecutive quarters.
Kontoor Brands, Inc. | Strong revenue growth, expanding profit margins, and improving cash flow generation boosted the stock of this apparel company.

TOP PERFORMANCE DETRACTORS
Health care and communication services sectors | These were the only two sectors in the portfolio to decline for the period.
Integra LifeSciences Holdings Corp. | The medical devices company fell due to a product recall that led to disappointing earnings.
Visteon Corp. | Decreased vehicle production led to lowered revenue guidance, which weighed on the stock of this automotive electronic components manufacturer.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Fund (Class I/JSCBX)	16.80%	8.46%	6.87%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Value Index	19.25%	10.38%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 572,409,104
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 4,873,601
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$572,409,104
Total number of portfolio holdings	83
Total advisory fees paid (net)	$4,873,601
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

Sector Composition
Financials	26.7%
Industrials	18.2%
Real estate	10.0%
Consumer discretionary	9.9%
Materials	7.9%
Information technology	7.8%
Energy	5.1%
Health care	4.8%
Utilities	3.4%
Consumer staples	2.6%
Communication services	1.0%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

C000027197 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class NAV
Trading Symbol	JSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class NAV/JSCNX)	$105	0.97%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Value Fund (Class NAV/JSCNX) returned 16.96% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials sector | The financials sector was both the fund’s largest sector weighting and its top-performing sector.
ACI Worldwide, Inc. | The payment software company rallied sharply during the period, exceeding earnings expectations for four consecutive quarters.
Kontoor Brands, Inc. | Strong revenue growth, expanding profit margins, and improving cash flow generation boosted the stock of this apparel company.
TOP PERFORMANCE DETRACTORS
Health care and communication services sectors | These were the only two sectors in the portfolio to decline for the period.
Integra LifeSciences Holdings Corp. | The medical devices company fell due to a product recall that led to disappointing earnings.
Visteon Corp. | Decreased vehicle production led to lowered revenue guidance, which weighed on the stock of this automotive electronic components manufacturer.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Fund (Class NAV/JSCNX)	16.96%	8.60%	7.01%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Value Index	19.25%	10.38%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 572,409,104
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 4,873,601
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$572,409,104
Total number of portfolio holdings	83
Total advisory fees paid (net)	$4,873,601
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

Sector Composition
Financials	26.7%
Industrials	18.2%
Real estate	10.0%
Consumer discretionary	9.9%
Materials	7.9%
Information technology	7.8%
Energy	5.1%
Health care	4.8%
Utilities	3.4%
Consumer staples	2.6%
Communication services	1.0%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

C000009189 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class 1
Trading Symbol	JIREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class 1/JIREX)	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class 1/JIREX) returned 21.30% for the year ended August 31, 2024. U.S. equities saw significant gains due to easing financial conditions, a decline in inflation and expectations of interest rate cuts, which helped lift prices for many real estate investment trusts (REITs).
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | A position in health care REIT Welltower contributed to the fund’s absolute performance. Its shares trended higher during the period following strong first- and second-quarter 2024 earnings results.
Simon Property Group, Inc. | A stake in mall REIT Simon Property Group also contributed, as its shares rose after the company reported better-than-expected quarterly financial results.
TOP PERFORMANCE DETRACTORS
Veris Residential, Inc. | Shares of Veris Residential, Inc., an owner of multifamily real estate, trended lower as the U.S. Federal Reserve’s “higher-for-longer" interest rate environment weighed on the real estate sector.
UDR, Inc. | Apartment REIT UDR detracted as the company’s stock trended lower during the period due to weaker-than-expected revenue and operating income for consecutive quarters.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class 1/JIREX)	21.30%	5.10%	7.12%
S&P 500 Index	27.14%	15.92%	12.98%
Dow Jones U.S. Select REIT Index	21.13%	4.43%	6.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 258,274,796
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,649,263
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$258,274,796
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,649,263
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	24.3%
Residential REITs	17.7%
Industrial REITs	15.5%
Health care REITs	12.6%
Retail REITs	11.8%
Diversified REITs	7.2%
Office REITs	4.3%
Hotels, restaurants and leisure	1.6%
Health care providers and services	1.2%
Real estate management and development	1.0%
Hotel and resort REITs	1.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

C000223234 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class A
Trading Symbol	JYEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class A/JYEBX)	$129	1.17%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class A/JYEBX) returned 20.80% (excluding sales charges) for the year ended August 31, 2024. U.S. equities saw significant gains due to easing financial conditions, a decline in inflation and expectations of interest rate cuts, which helped lift prices for many real estate investment trusts (REITs).
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | A position in health care REIT Welltower contributed to the fund’s absolute performance. Its shares trended higher during the period following strong first- and second-quarter 2024 earnings results.
Simon Property Group, Inc. | A stake in mall REIT Simon Property Group also contributed, as its shares rose after the company reported better-than-expected quarterly financial results.
TOP PERFORMANCE DETRACTORS
Veris Residential, Inc. | Shares of Veris Residential, Inc., an owner of multifamily real estate, trended lower as the U.S. Federal Reserve’s “higher-for-longer" interest rate environment weighed on the real estate sector.
UDR, Inc. | Apartment REIT UDR detracted as the company’s stock trended lower during the period due to weaker-than-expected revenue and operating income for consecutive quarters.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class A/JYEBX)	14.77%	3.77%	6.44%
Real Estate Securities Fund (Class A/JYEBX)—excluding sales charge	20.80%	4.84%	6.99%
S&P 500 Index	27.14%	15.92%	12.98%
Dow Jones U.S. Select REIT Index	21.13%	4.43%	6.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 258,274,796
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,649,263
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$258,274,796
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,649,263
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	24.3%
Residential REITs	17.7%
Industrial REITs	15.5%
Health care REITs	12.6%
Retail REITs	11.8%
Diversified REITs	7.2%
Office REITs	4.3%
Hotels, restaurants and leisure	1.6%
Health care providers and services	1.2%
Real estate management and development	1.0%
Hotel and resort REITs	1.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

C000223235 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class C
Trading Symbol	JABFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class C/JABFX)	$211	1.92%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class C/JABFX) returned 20.03% (excluding sales charges) for the year ended August 31, 2024. U.S. equities saw significant gains due to easing financial conditions, a decline in inflation and expectations of interest rate cuts, which helped lift prices for many real estate investment trusts (REITs).
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | A position in health care REIT Welltower contributed to the fund’s absolute performance. Its shares trended higher during the period following strong first- and second-quarter 2024 earnings results.
Simon Property Group, Inc. | A stake in mall REIT Simon Property Group also contributed, as its shares rose after the company reported better-than-expected quarterly financial results.
TOP PERFORMANCE DETRACTORS
Veris Residential, Inc. | Shares of Veris Residential, Inc., an owner of multifamily real estate, trended lower as the U.S. Federal Reserve’s “higher-for-longer" interest rate environment weighed on the real estate sector.
UDR, Inc. | Apartment REIT UDR detracted as the company’s stock trended lower during the period due to weaker-than-expected revenue and operating income for consecutive quarters.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class C/JABFX)	19.03%	4.27%	6.70%
Real Estate Securities Fund (Class C/JABFX)—excluding sales charge	20.03%	4.27%	6.70%
S&P 500 Index	27.14%	15.92%	12.98%
Dow Jones U.S. Select REIT Index	21.13%	4.43%	6.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 258,274,796
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,649,263
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$258,274,796
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,649,263
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	24.3%
Residential REITs	17.7%
Industrial REITs	15.5%
Health care REITs	12.6%
Retail REITs	11.8%
Diversified REITs	7.2%
Office REITs	4.3%
Hotels, restaurants and leisure	1.6%
Health care providers and services	1.2%
Real estate management and development	1.0%
Hotel and resort REITs	1.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

C000223236 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class I
Trading Symbol	JABGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class I/JABGX)	$102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class I/JABGX) returned 21.17% for the year ended August 31, 2024. U.S. equities saw significant gains due to easing financial conditions, a decline in inflation and expectations of interest rate cuts, which helped lift prices for many real estate investment trusts (REITs).
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | A position in health care REIT Welltower contributed to the fund’s absolute performance. Its shares trended higher during the period following strong first- and second-quarter 2024 earnings results.
Simon Property Group, Inc. | A stake in mall REIT Simon Property Group also contributed, as its shares rose after the company reported better-than-expected quarterly financial results.
TOP PERFORMANCE DETRACTORS
Veris Residential, Inc. | Shares of Veris Residential, Inc., an owner of multifamily real estate, trended lower as the U.S. Federal Reserve’s “higher-for-longer" interest rate environment weighed on the real estate sector.
UDR, Inc. | Apartment REIT UDR detracted as the company’s stock trended lower during the period due to weaker-than-expected revenue and operating income for consecutive quarters.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class I/JABGX)	21.17%	5.07%	7.11%
S&P 500 Index	27.14%	15.92%	12.98%
Dow Jones U.S. Select REIT Index	21.13%	4.43%	6.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 258,274,796
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,649,263
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$258,274,796
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,649,263
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	24.3%
Residential REITs	17.7%
Industrial REITs	15.5%
Health care REITs	12.6%
Retail REITs	11.8%
Diversified REITs	7.2%
Office REITs	4.3%
Hotels, restaurants and leisure	1.6%
Health care providers and services	1.2%
Real estate management and development	1.0%
Hotel and resort REITs	1.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

C000223233 [Member]
Shareholder Report [Line Items]
Fund Name	Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	JABIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Real Estate Securities Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Securities Fund (Class R6/JABIX)	$90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Real Estate Securities Fund (Class R6/JABIX) returned 21.34% for the year ended August 31, 2024. U.S. equities saw significant gains due to easing financial conditions, a decline in inflation and expectations of interest rate cuts, which helped lift prices for many real estate investment trusts (REITs).
TOP PERFORMANCE CONTRIBUTORS
Welltower, Inc. | A position in health care REIT Welltower contributed to the fund’s absolute performance. Its shares trended higher during the period following strong first- and second-quarter 2024 earnings results.
Simon Property Group, Inc. | A stake in mall REIT Simon Property Group also contributed, as its shares rose after the company reported better-than-expected quarterly financial results.
TOP PERFORMANCE DETRACTORS
Veris Residential, Inc. | Shares of Veris Residential, Inc., an owner of multifamily real estate, trended lower as the U.S. Federal Reserve’s “higher-for-longer" interest rate environment weighed on the real estate sector.
UDR, Inc. | Apartment REIT UDR detracted as the company’s stock trended lower during the period due to weaker-than-expected revenue and operating income for consecutive quarters.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Real Estate Securities Fund (Class R6/JABIX)	21.34%	5.13%	7.13%
S&P 500 Index	27.14%	15.92%	12.98%
Dow Jones U.S. Select REIT Index	21.13%	4.43%	6.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 258,274,796
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,649,263
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$258,274,796
Total number of portfolio holdings	36
Total advisory fees paid (net)	$1,649,263
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

Industry Composition
Specialized REITs	24.3%
Residential REITs	17.7%
Industrial REITs	15.5%
Health care REITs	12.6%
Retail REITs	11.8%
Diversified REITs	7.2%
Office REITs	4.3%
Hotels, restaurants and leisure	1.6%
Health care providers and services	1.2%
Real estate management and development	1.0%
Hotel and resort REITs	1.0%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Prologis, Inc.	10.1%
Equinix, Inc.	7.9%
Welltower, Inc.	7.1%
AvalonBay Communities, Inc.	6.0%
Essex Property Trust, Inc.	5.5%
Extra Space Storage, Inc.	4.6%
Simon Property Group, Inc.	4.1%
Essential Properties Realty Trust, Inc.	3.6%
SL Green Realty Corp.	3.3%
Digital Realty Trust, Inc.	3.2%

C000069283 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class A
Trading Symbol	JAAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class A/JAAAX)	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class A/JAAAX) returned 7.51% (excluding sales charges) for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.
TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class A/JAAAX)	2.16%	2.80%	2.02%
Alternative Asset Allocation Fund (Class A/JAAAX)—excluding sales charge	7.51%	3.86%	2.55%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 787,529,929
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,109,958
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000102118 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class C
Trading Symbol	JAACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class C/JAACX)	$151	1.46%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class C/JAACX) returned 6.77% (excluding sales charges) for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.
TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class C/JAACX)	5.77%	3.13%	1.83%
Alternative Asset Allocation Fund (Class C/JAACX)—excluding sales charge	6.77%	3.13%	1.83%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 787,529,929
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,109,958
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000098166 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class I
Trading Symbol	JAAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class I/JAAIX)	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class I/JAAIX) returned 7.81% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.
TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class I/JAAIX)	7.81%	4.17%	2.86%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 787,529,929
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,109,958
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113512 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R2
Trading Symbol	JAAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R2/JAAPX)	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R2/JAAPX) returned 7.43% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.
TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R2/JAAPX)	7.43%	3.77%	2.44%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 787,529,929
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,109,958
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000128529 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R4
Trading Symbol	JAASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R4/JAASX)	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R4/JAASX) returned 7.66% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.
TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R4/JAASX)	7.66%	4.03%	2.71%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 787,529,929
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,109,958
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000106470 [Member]
Shareholder Report [Line Items]
Fund Name	Alternative Asset Allocation Fund
Class Name	Class R6
Trading Symbol	JAARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Alternative Asset Allocation Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Asset Allocation Fund (Class R6/JAARX)	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Alternative Asset Allocation Fund (Class R6/JAARX) returned 7.98% for the year ended August 31, 2024. The world financial markets gained ground in the annual period, with equities leading the way. Generally positive growth data and the start of interest-rate cuts by major central banks raised hopes that the global economy was rebounding.
TOP PERFORMANCE CONTRIBUTORS
Holdings with equity exposure | JP Morgan Hedged Equity Fund and Seaport Long/Short Fund (Wellington) performed well at a time of strong returns for the broader equity market. Market-neutral, income-oriented funds also contributed, as did merger arbitrage strategies.
Real estate investment trusts and infrastructure stocks | Both categories registered robust gains in the second half of the period amid mounting optimism about the interest-rate outlook.
Precious metals | Invesco DB Precious Metals Fund was a top performer, as gold and silver prices benefited from favorable supply-and-demand conditions and worries about the possibility of resurgent inflation.
TOP PERFORMANCE DETRACTORS
Absolute return funds | Volatile market conditions contributed to negative returns for Credit Suisse Managed Futures Strategy (which has since been sold) and Virtus AlphaSimplex Managed Futures Strategy.
Commodities | Although industrial metal and agricultural commodities performed well, the broader category was pressured by weakness in crude oil and natural gas. Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF registered a negative return for the period and detracted from performance.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Alternative Asset Allocation Fund (Class R6/JAARX)	7.98%	4.29%	2.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.04)%	1.64%
HFRX Global Hedge Fund Index	5.75%	3.19%	1.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 787,529,929
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 2,109,958
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$787,529,929
Total number of portfolio holdings	15
Total advisory fees paid (net)	$2,109,958
Portfolio turnover rate	24%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	58.3%
Absolute return strategies	33.3%
Alternative investment approaches	18.6%
Alternative markets	6.4%
Unaffiliated investment companies	37.7%
Absolute return strategies	22.7%
Alternative investment approaches	12.5%
Alternative markets	2.5%
Short-term investments and other	4.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000135640 [Member]
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class R6
Trading Symbol	JSCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Value Fund (the fund) for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund (Class R6/JSCCX)	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Value Fund (Class R6/JSCCX) returned 16.85% for the year ended August 31, 2024. The most significant factors affecting fund performance during the period included declining inflation, resilient U.S. economic growth, and expectations for interest rate cuts by the U.S. Federal Reserve, all of which contributed to a broad equity market rally.
TOP PERFORMANCE CONTRIBUTORS
Financials sector | The financials sector was both the fund’s largest sector weighting and its top-performing sector.
ACI Worldwide, Inc. | The payment software company rallied sharply during the period, exceeding earnings expectations for four consecutive quarters.
Kontoor Brands, Inc. | Strong revenue growth, expanding profit margins, and improving cash flow generation boosted the stock of this apparel company.
TOP PERFORMANCE DETRACTORS
Health care and communication services sectors | These were the only two sectors in the portfolio to decline for the period.
Integra LifeSciences Holdings Corp. | The medical devices company fell due to a product recall that led to disappointing earnings.
Visteon Corp. | Decreased vehicle production led to lowered revenue guidance, which weighed on the stock of this automotive electronic components manufacturer.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Value Fund (Class R6/JSCCX)	16.85%	8.57%	6.99%
Russell 3000 Index	26.14%	15.19%	12.36%
Russell 2000 Value Index	19.25%	10.38%	7.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 572,409,104
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 4,873,601
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$572,409,104
Total number of portfolio holdings	83
Total advisory fees paid (net)	$4,873,601
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%

Sector Composition
Financials	26.7%
Industrials	18.2%
Real estate	10.0%
Consumer discretionary	9.9%
Materials	7.9%
Information technology	7.8%
Energy	5.1%
Health care	4.8%
Utilities	3.4%
Consumer staples	2.6%
Communication services	1.0%
Short-term investments and other	2.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
TriMas Corp.	2.0%
Gulfport Energy Corp.	1.9%
National Bank Holdings Corp., Class A	1.9%
Synovus Financial Corp.	1.9%
Bread Financial Holdings, Inc.	1.9%
Hancock Whitney Corp.	1.8%
Belden, Inc.	1.8%
Seacoast Banking Corp. of Florida	1.8%
Enterprise Financial Services Corp.	1.8%
Cadence Bank	1.8%